Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loan to joint venture	$ 9,830	$ 9,830
Total financing receivables	145,891	129,215
Collateral [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in term loans and interest receivable	136,061	119,385
Other internal metrics [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan to joint venture	$ 9,830	$ 9,830